Financial Risks - Summary of Reconciliation of Changes in Loss Allowance - Mortgage Loans (Detail) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Impact on year-end ECL		€ 68	€ 96
Mortgage loans [member] | Net carrying amount [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		10,157	10,407	€ 10,407
Acquisition		198		691
Disposal		(303)		(570)
Impact on year-end ECL		(4)		(1)
Realized gains and losses through income statement		2
Change in models		(19)		(14)
Other movements		(1)
CTA on opening balance		312		(352)
CTA on movements		(1)		(2)
Ending balance		10,341		10,157
Mortgage loans [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		10,183	10,419	10,419
Acquisition		198		691
Disposal		(304)		(571)
Realized gains and losses through income statement		2
Other movements		(1)
CTA on opening balance		313		(353)
CTA on movements		(1)		(3)
Ending balance		10,390		10,183
Mortgage loans [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		(26)	(12)	(12)
Disposal		1
Impact on year-end ECL		(4)		(1)
Change in models		(19)		(14)
CTA on opening balance		(1)
Ending balance		(49)		(26)
Mortgage loans [member] | Lifetime ECL not credit impaired [member] | Gross carrying amount [member] | Stage 2 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		35	2	2
Acquisition		10
Disposal		(23)		(5)
ECL transfer from stage 1 to stage 2		48		39
Realized gains and losses through income statement		1
CTA on opening balance		1
CTA on movements				(1)
Ending balance		72		35
Mortgage loans [member] | Lifetime ECL not credit impaired [member] | Expected credit loss [member] | Stage 2 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		(1)
ECL transfer from stage 1 to stage 2		(4)
Impact on year-end ECL				(1)
Change in models		4		(1)
Ending balance		(1)		(1)
Mortgage loans [member] | 12-month ECL [member] | Gross carrying amount [member] | Stage 1 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		10,148	10,417	10,417
Acquisition		188		691
Disposal		(281)		(566)
ECL transfer from stage 1 to stage 2		(48)		(39)
ECL transfer from stage 1 to stage 3		(7)
Realized gains and losses through income statement		1
CTA on opening balance		311		(353)
CTA on movements		(1)		(2)
Ending balance		10,312		10,148
Mortgage loans [member] | 12-month ECL [member] | Expected credit loss [member] | Stage 1 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		(24)	€ (12)	(12)
ECL transfer from stage 1 to stage 2		4
Change in models		(23)		(14)
CTA on opening balance		(1)
Ending balance		(44)		€ (24)
Mortgage loans [member] | Lifetime ECL credit impaired [member] | Purchased credit impaired [member] | Gross carrying amount [member] | Stage 3 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
ECL transfer from stage 1 to stage 3	[1]	7
Ending balance	[1]	7
Mortgage loans [member] | Lifetime ECL credit impaired [member] | Purchased credit impaired [member] | Expected credit loss [member] | Stage 3 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Impact on year-end ECL	[1]	(4)
Ending balance	[1]	€ (4)

[1]	Including purchased credit impaired.